Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	lmeit_SupplementTextBlock

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MAY 4, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2018

OF LEGG MASON GLOBAL INFRASTRUCTURE ETF

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. The fund’s Board of Trustees has approved a permanent reduction of the management fees payable under the Management Agreement from 0.53% of the fund’s average daily net assets to 0.45% of the fund’s average daily net assets, such reduction to be effective on or about May 4, 2018. The Board has also approved the implementation of a contractual fee waiver such that the fund’s management fees will not exceed 0.40% of the fund’s average daily net assets (subject to the same exclusions as the Management Agreement). The contractual fee waiver will be effective on or about May 4, 2018 and will expire on February 29, 2020. As a result, effective on or about May 4, 2018, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45
Distribution and/or service (12b-1) fees	0.00
Other expenses	None
Fees waived and/or reimbursed[1]	(0.05)
Total annual fund operating expenses	0.40

[1]	The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to February 29, 2020 without the Board of Trustees’ consent.

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Global Infrastructure ETF	41	139	247	563

Legg Mason Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmeit_SupplementTextBlock

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MAY 4, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2018

OF LEGG MASON GLOBAL INFRASTRUCTURE ETF

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. The fund’s Board of Trustees has approved a permanent reduction of the management fees payable under the Management Agreement from 0.53% of the fund’s average daily net assets to 0.45% of the fund’s average daily net assets, such reduction to be effective on or about May 4, 2018. The Board has also approved the implementation of a contractual fee waiver such that the fund’s management fees will not exceed 0.40% of the fund’s average daily net assets (subject to the same exclusions as the Management Agreement). The contractual fee waiver will be effective on or about May 4, 2018 and will expire on February 29, 2020. As a result, effective on or about May 4, 2018, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45
Distribution and/or service (12b-1) fees	0.00
Other expenses	None
Fees waived and/or reimbursed[1]	(0.05)
Total annual fund operating expenses	0.40

[1]	The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to February 29, 2020 without the Board of Trustees’ consent.

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Global Infrastructure ETF	41	139	247	563

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own shares ($)
Legg Mason Global Infrastructure ETF | Legg Mason Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Fees waived and/or reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	139
5 years	rr_ExpenseExampleYear05	247
10 years	rr_ExpenseExampleYear10	563
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	139
5 Years	rr_ExpenseExampleNoRedemptionYear05	247
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 563

[1]	The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to February 29, 2020 without the Board of Trustees’ consent.